Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 27,664	$ 23,573	$ 30,746	$ 28,836
Non-current derivative assets	3,154	695
Financial liabilities:
Current derivative liabilities	3,304	5,138
Non-current derivative liabilities	285	1,232
Long-term debt, current and non-current	745,649	671,690
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	3,154	695
Financial liabilities:
Current derivative liabilities	2,039	3,799
Non-current derivative liabilities	285	527
Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	1,265	1,339
Non-current derivative liabilities		705
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	27,664	23,573
Financial liabilities:
Long-term debt, current and non-current	745,649	671,690
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	3,154	695
Financial liabilities:
Current derivative liabilities	2,039	3,799
Non-current derivative liabilities	285	527
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	1,265	1,339
Non-current derivative liabilities		705
Fair Value [Member]
Financial assets:
Cash and cash equivalents	27,664	23,573
Financial liabilities:
Long-term debt, current and non-current	745,434	671,690
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	3,154	695
Financial liabilities:
Current derivative liabilities	2,039	3,799
Non-current derivative liabilities	285	527
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	$ 1,265	1,339
Non-current derivative liabilities		$ 705